UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

InstitutionalInvestment Manager Filing this Report:

Name:    Consulta Limited

Address: 20 St. James's Street, London, United Kingdom SW1A 1ES

Form 13F File Number: 28-14165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Tony Baker
Title: Chief Financial Officer
Phone: +44 20 7766 5400

Signature, Place, and Date of Signing:

/s/ Tony Baker             London, United Kingdom          May 15, 2013
--------------------------------------------------------------------------------
        [Signature]             [City, State]                   [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $1,303,815 (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

-----------------------  --------  ----------     --------    ----------------------  ----------  -------- ------------------------
                         TITLE OF                  VALUE      SHARES OR   SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP       (x1000)      PRN AMT    PRN   CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
-----------------------  --------  ----------     --------    ----------------------  ----------  -------- ------------------------
ALLISON TRANSMISSION
  HLDGS I                 COM        01973R 10 1   38,739.68 1,613,481    SH              Sole           1,613,481
BERKSHIRE HATHAWAY INC
  DEL                     CL A       084670 10 8   26,255.04       168    SH              Sole                 168
BERKSHIRE HATHAWAY INC
  DEL                     CL B NEW   084670 70 2   91,445.92   877,600    SH              Sole             877,600
CBS CORP NEW              CL B       124857 20 2   38,483.91   824,243    SH              Sole             824,243
DILLARDS INC              CL A       254067 10 1   32,110.85   408,795    SH              Sole             408,795
E M C CORP MASS           COM        268648 10 2   50,648.57 2,120,074    SH              Sole           2,120,074
HALLIBURTON CO            COM        406216 10 1   34,298.39   848,760    SH              Sole             848,760
JPMORGAN CHASE & CO       COM        46625H 10 0   68,574.15 1,444,883    SH              Sole           1,444,883
JPM MORGAN WARRANTS       *W EXP
                          10/28/201  46634E 11 4      755.25    53,000    SH              Sole              53,000
OASIS PETE INC NEW        COM        674215 10 8   18,690.62   490,954    SH              Sole             490,954
ORACLE CORP               COM        68389X 10 5   70,699.44 2,186,806    SH              Sole           2,186,806
SALLY BEAUTY HLDGS INC    COM        79546E 10 4   26,098.28   888,301    SH              Sole             888,301
SENSATA TECHNOLOGIES
  HLDG BV                 SHS        N7902X 10 6   51,047.67 1,553,017    SH              Sole           1,553,017
TARGET CORP               COM        87612E 10 6   65,069.87   950,619    SH              Sole             950,619
TIME WARNER CABLE INC     COM        88732J 20 7   32,195.66   335,162    SH              Sole             335,162
UNITED TECHNOLOGIES
  CORP                    COM        913017 10 9   65,768.74   703,936    SH              Sole             703,936
SPDR S&P 500 ETF TR       PUT        78462F 95 3  592,933.28 3,784,600    SH              Sole           3,784,600